Note 8 - Statutory Accounting Practices (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Statutory Accounting Practices Disclosures [Abstract]
Statutory Accounting Practices, Statutory Capital and Surplus, Balance	$ 20,212,394	$ 20,579,141
Statutory Accounting Practices, Statutory Net Income Amount	$ 1,233,527	$ 1,905,812